Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
		Mar. 11, 2019 CAD ($) shares $ / shares	Mar. 06, 2019 CAD ($) $ / shares shares	Feb. 15, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Shares reserved to meet outstanding stock options, warrants and deferred share units | shares					2,069,142	1,890,539
Proceeds from options exercises					$ 95	$ 391
Shares issued in public offering | shares				2,246,094
Shares issued price per share in public offering | $ / shares				$ 6.40
Proceeds from public offering				$ 14,375	29,456	14,375
Share issue costs				1,480	2,499	1,480
Share issue costs including cash costs				863	2,499	1,148
Professional fees and regulatory costs				$ 285	$ 1,779	$ 1,987
Compensation warrants issued to agents | shares				134,766
Compensation warrants issued to agents, value				$ 332
Warrants exercise price per share | $ / shares				$ 6.53
Warrants term				24 months
Warrants expiration date				February 15, 2020
Exercised options to purchase common stock | shares	[1]				139,877	626,875
Underwriters [Member]
Additional proceeds from options exercises		$ 2,751
Proceeds from options exercises		29,456
Share issue costs including cash costs		$ 2,499
Exercised options to purchase common stock | shares		504,855
Exercise price of option | $ / shares		$ 5.45
Shares issued in public offering [Member]
Shares issued in public offering | shares			4,900,000
Shares issued price per share in public offering | $ / shares			$ 5.45
Proceeds from public offering			$ 26,705

[1]	Of the 139,877 (2018 - 626,875) options exercised, 98,408 (2018 - 443,748) elected the cashless exercise, under which 63,727 shares (2018 - 297,626) were issued. These options would have otherwise been exercisable for proceeds of $229 (2018 - $975) on the exercise date.